Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Current Assets
Cash	$ 4,838,146	$ 6,456,370	$ 1,256,868	$ 2,072,090
Restricted cash				23,311
Accounts receivable	12,167	30,630	68,120	133,816
Prepaid expenses	217,303	242,795	3,061,196	111,944
Other current assets	672,287	670,499	250,680	14,897
Total current assets	5,739,903	7,400,294	4,657,738	2,356,058
Property and Equipment, at cost
Property and equipment, net	27,894	328,539	2,185,992	3,816,149
Other Assets
Investments	115,000	115,000	115,000	115,000
Other long term assets	281,250	406,250
Intangible assets, net	933,532	997,962
Goodwill	17,337,739	17,337,739	5,135,894
Capitalized software development - work in progress	936,785	839,085	8,998,755	599,459
TOTAL ASSETS	25,372,103	27,424,869	21,093,379	6,886,666
Current Liabilities
Accounts payable	433,612	461,875	412,947	81,377
Settling subscriptions, net of offering costs				3,773,097
Mortgage loans, net			1,222,000	2,229,162
Related party payables	9,800
Other loans	118,809	190,095
Notes payable			5,850,000	6,000,000
Deferred liabilities, current portion		593,750
Accrued expenses	520,142	817,114	195,299	121,362
Total current liabilities	1,082,363	1,469,084
Long-Term Liabilities
Deferred liabilities	1,000,000	1,000,000
Mortgage loans		247,000	247,000
Total liabilities	2,082,363	2,716,084	7,927,246	12,204,998
Stockholders’ Equity (Deficit)
Preferred stock, value
Common stock, value	44,123	44,123	42,523	8,634
Additional paid-in capital	36,899,497	36,899,497	24,107,159	192,490
Accumulated deficit	(13,656,865)	(12,237,885)	(10,986,162)	(5,533,053)
Total stockholders’ equity (deficit) of reAlpha Tech Corp.	23,286,755	24,705,735	13,163,520	(5,331,929)
Non-controlling interests in consolidated entities	2,985	3,050	2,613	13,597
Total stockholders’ equity (deficit)	23,289,740	24,708,785	13,166,133	(5,318,332)
TOTAL LIABILITIES AND STOCKOLDERS’ EQUITY	$ 25,372,103	27,424,869	21,093,379	6,886,666
Related Parties
Current Assets
Receivable from related parties			20,874
Previously Reported
Current Liabilities
Total current liabilities		2,062,834	$ 7,680,246	$ 12,204,998
Long-Term Liabilities
Deferred liabilities		$ 406,250